COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 21 – Commitments and Contingencies

Lease Arrangements

The Company leases several facilities for office, warehouse, and retail space. Currently lease commitments are as follows:

A lease which commenced February 2019 for 1,400 square feet of office space located at 1718 Industrial Road, Las Vegas, NV 89102 initially for a term of eighteen months, for the initial amount of $1,785 per month. In February 2020, this lease was extended to August 31, 2022, with the monthly amount increasing to $1,866.70 until September 2021, after which it will be subject to annual increases of 3%.

A lease which commenced January 2018 for 1,000 square feet of storefront plus 5,900 square feet of warehouse space located at 1800 Industrial Road, Suites 102, 160, and 180, Las Vegas, NV 89102 initially for a term of five years for the base amount of $7,500 per month, with annual increases of 3%. In February 2020, this lease was extended to February 28, 2030 and the monthly payment amount was increased by $600.

A lease which commenced February 2019 for 2,504 square feet of office space located at 1800 Industrial Road, Suite 100, Las Vegas, NV 89102 for the initial amount of $3,210 per month, with annual increases of 4%. In February 2020, this lease was extended to February 28, 2030, and the lease was modified to include annual increases of 3%.

A lease which commenced January 2016 for 22,000 square feet of warehouse space located at 203 E. Mayflower Avenue, North Las Vegas, NV 89030 for an initial term of five years and an initial amount of $11,000 per month, increasing to $29,000 per month.

In connection with the Company’s planned Colorado operations, on April 17, 2015, pursuant to an Industrial Lease Agreement (the “Lease”), CLS Labs Colorado leased 14,392 square feet of warehouse and office space (the “Leased Real Property”) in a building in Denver, Colorado where certain intended activities, including growing, extraction, conversion, assembly and packaging of cannabis and other plant materials, are permitted by and in compliance with state, city and local laws, rules, ordinances and regulations. The Lease had an initial term of seventy-two (72) months and provided CLS Labs Colorado with two options to extend the term of the lease by up to an aggregate of ten (10) additional years.  In August 2017, as a result of the Company’s decision to suspend its proposed operations in Colorado, CLS Labs Colorado asked its landlord to be relieved from its obligations under the Lease, but the parties have not yet reached an agreement on how to proceed.

In August 2017, the Company’s Colorado subsidiary received a demand letter from its Colorado landlord requesting the forfeiture of the $50,000 security deposit, $10,000 in expenses, $15,699 in remaining rent due under the lease agreement and $30,000 to buy out the remaining amounts due under the lease.  These expenses, which are a liability of the Company’s Colorado subsidiary, have been accrued on the balance sheet as of February 28, 2021.

Contingent Liability

At the time of closing of the Acquisition Agreement, Alternative Solutions owed certain amounts to a consultant known as 4Front Advisors, which amount was in dispute. In August 2019, the Company made a payment to this company to settle this dispute and the Oasis Note was reduced accordingly.

NOTE 23 – COMMITMENTS AND CONTINGENCIES

Lease Arrangements

The Company leases several facilities for office, warehouse, and retail space. Currently lease commitments are as follows:

A lease which commenced February 2019 for 1,400 square feet of office space located at 1718 Industrial Road, Las Vegas, NV 89102 initially for a term of eighteen months, for the initial amount of $1,785 per month. In February 2020, this lease was extended to August 31, 2022, with the monthly amount increasing to $1,866.70 until September 2021, after which it will be subject to annual increases of 3%.

A lease which commenced January 2018 for 1,000 square feet of storefront plus 5,900 square feet of warehouse space located at 1800 Industrial Road, Suites 102, 160, and 180, Las Vegas, NV 89102 initially for a term of five years for the base amount of $7,500 per month, with annual increases of 3%. In February 2020, this lease was extended to February 28, 2030 and the monthly payment amount was increased by $600.

A lease which commenced February 2019 for 2,504 square feet of office space located at 1800 Industrial Road, Suite 100, Las Vegas, NV 89102 for the initial amount of $3,210 per month, with annual increases of 4%. In February 2020, this lease was extended to February 28, 2030, and the lease was modified to include annual increases of 3%.

A lease which commenced January 2016 for 22,000 square feet of warehouse space located at 203 E. Mayflower Avenue, North Las Vegas, NV 89030 for an initial term of five years and an initial amount of $11,000 per month, increasing to $29,000 per month.

In connection with the Company’s planned Colorado operations, on April 17, 2015, pursuant to an Industrial Lease Agreement (the “Lease”), CLS Labs Colorado leased 14,392 square feet of warehouse and office space (the “Leased Real Property”) in a building in Denver, Colorado where certain intended activities, including growing, extraction, conversion, assembly and packaging of cannabis and other plant materials, are permitted by and in compliance with state, city and local laws, rules, ordinances and regulations. The Lease had an initial term of seventy-two (72) months and provided CLS Labs Colorado with two options to extend the term of the lease by up to an aggregate of ten (10) additional years.  In August 2017, as a result of the Company’s decision to suspend its proposed operations in Colorado, CLS Labs Colorado asked its landlord to be relieved from its obligations under the Lease, but the parties have not yet reached an agreement on how to proceed.

In August 2017, the Company’s Colorado subsidiary received a demand letter from its Colorado landlord requesting the forfeiture of the $50,000 security deposit, $10,000 in expenses, $15,699 in remaining rent due under the lease agreement and $30,000 to buy out the remaining amounts due under the lease.  These expenses, which are a liability of the Company’s Colorado subsidiary, have been accrued on the balance sheet as of May 31, 2020.

Contingent Liability

At the time of closing of the Acquisition Agreement, Alternative Solutions owed certain amounts to a consultant known as 4Front Advisors, which amount was in dispute. In August 2019, the Company made a payment to this company to settle this dispute and the Oasis Note was reduced accordingly.

Employment Agreements

CLS Labs and Jeffrey Binder entered into a five-year employment agreement effective October 1, 2014. Under the agreement, Mr. Binder serves as CLS Labs’ Chairman and Chief Executive Officer and is entitled to receive an annual salary of $150,000. Under the agreement, Mr. Binder is also entitled to receive a performance bonus equal to 2% of CLS Labs’ annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million.  On April 28, 2015, CLS Labs and the Company entered into an addendum to Mr. Binder’s employment agreement whereby Mr. Binder agreed that following the merger of CLS Labs and a subsidiary of the Company, in addition to his obligations to CLS Labs, he would serve the Company and its subsidiaries in such roles as the Company may request.  In exchange, the Company agreed to assume the obligations of CLS Labs to grant Mr. Binder annual stock options, as referenced above.  On July 20, 2016, March 31, 2017, August 23, 2017, October 9, 2017, January 5, 2018 and April 6, 2018, the Company issued Mr. Binder convertible notes in exchange for $250,000, $112,500, $62,500, $39,521, $37,500 and $37,500 respectively, in deferred salary, among other amounts owed to Mr. Binder by the Company.  On October 14, 2019 but effective October 1, 2019, CLS Labs, Inc., the Company, and Jeffrey Binder entered into an amendment to Mr. Binder’s employment agreement to provide that the Company would assume all obligations of CLS Labs under the employment agreement.  The amendment also extends the term of Mr. Binder’s employment agreement by three years instead of relying on the automatic one-year renewal provision in the employment agreement, and increases Mr. Binder’s annual base salary to $200,000.  Additionally, the amendment provides for certain change of control provisions, including a payment of up to three years base salary and bonuses up to a maximum of $1,000,000, if Mr. Binder resigns or is terminated in connection with a change in control of the Company.  In connection with the amendment, the parties also amended and restated that certain Confidentiality, Non-Compete and Property Rights Agreement entered into by and between RJF Labs, Inc. (now CLS Labs), and Mr. Binder effective as of July 16, 2014.

Effective November 30, 2017, the Company and Mr. Lamadrid entered into a one-year employment agreement. Pursuant to the agreement, Mr. Lamadrid commenced serving as the Company’s President and Chief Financial Officer on December 1, 2017. Under the agreement, Mr. Lamadrid was entitled to receive an annual salary of $175,000. Further, he was entitled to receive a performance bonus equal to 2% of the Company’s annual EBITDA, and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of its annual EBITDA. Additionally, Mr. Lamadrid was entitled to a one-time signing bonus of 500,000 shares of restricted common stock of the Company, which were to become fully vested one year from the effective date of the agreement. On July 24, 2018, the Company and Mr. Lamadrid mutually agreed to terminate the employment agreement. Mr. Lamadrid resigned as President and Chief Financial Officer effective as of July 13, 2018. In connection with a severance agreement between the Company and Mr. Lamadrid, the Company paid certain amounts and issued 600,000 shares of common stock to Mr. Lamadrid, and the parties further agreed that neither party would have any further obligations under the Employment Agreement or otherwise after such date.

On July 31, 2018, the Company and Mr. Sillitoe entered into a one-year employment agreement. Pursuant to the agreement, Mr. Sillitoe commenced serving as the Chief Executive Officer of CLS Nevada, Inc. effective July 1, 2018. Under the agreement, Mr. Sillitoe is entitled to receive an annual salary of $150,000. Further, he is entitled to receive a performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of the annual EBITDA of CLS Nevada, Inc. Additionally, Mr. Sillitoe received a one-time signing bonus of 500,000 shares of restricted common stock, which became fully vested one year from the effective date of his employment agreement. On July 31, 2019, CLS Nevada, Inc. and Mr. Sillitoe amended Mr. Sillitoe’s employment agreement to effect the original intention of the parties that the performance bonus would be based on the results of Alternative Solutions and not CLS Nevada, Inc. On April 16, 2020, CLS Nevada, Inc. notified Mr. Sillitoe of its intent not to renew the employment agreement upon its termination on June 30, 2020.

CLS Nevada, Inc. and Mr. Decatur entered into a one-year employment agreement effective July 31, 2018.  Pursuant to the agreement, Mr. Decatur commenced serving as the Chief Operating Officer of CLS Nevada, Inc. on July 1, 2018.  Under the agreement, Mr. Decatur is entitled to receive an annual salary of $150,000.  Further, he is entitled to receive a performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’ common stock in an amount equal to 3% of the annual EBITDA of CLS Nevada, Inc.  Additionally, Mr. Decatur received to a one-time signing bonus of 50,000 shares of restricted common stock, which became fully vested one year from the effective date of his employment agreement. On May 14, 2019, CLS Nevada and Mr. Decatur entered into an amendment to his employment agreement to extend the term of Mr. Decatur’s employment agreement by two years instead of relying on the automatic one-year renewal provision in the employment agreement. On July 31, 2019, CLS Nevada, Inc. and Mr. Decatur amended Mr. Decatur’s employment agreement to effect the original intention of the parties that the performance bonus would be based on the results of Alternative Solutions and not CLS Nevada, Inc. On December 16, 2019, Mr. Decatur resigned from his position as Chief Operating Officer of CLS Nevada, Inc., effective immediately, for personal reasons.

On March 1, 2019, the Company and Mr. Glashow entered into a two-year employment agreement and Mr. Glashow commenced serving as the Company’s President and Chief Operating Officer. Under the agreement, Mr. Glashow is entitled to receive an annual salary of $175,000. Further, he is entitled to receive a performance bonus equal to 1% of the Company’s annual EBITDA, and annual restricted stock awards in an amount equal to 1% of the Company’s annual EBITDA. Additionally, Mr. Glashow is entitled to a one-time signing bonus of 500,000 shares of the Company’s restricted common stock, half of which shall vest on March 1, 2020, and half of which shall vest on March 1, 2021. Effective March 1, 2019, and in connection with the employment agreement, Mr. Glashow and the Company entered into a Confidentiality, Non-Compete and Proprietary Rights Agreement. Pursuant thereto, Mr. Glashow agreed (i) not to compete with us during the term of his employment and for a period of one year thereafter, (ii) not to release or disclose our confidential information, and (iii) to assign the rights to all work product to us, among other terms. On October 14, 2019, but effective October 1, 2019, the Company and Mr. Glashow entered into an amendment to his employment agreement to extend the term by one year instead of relying on the automatic one-year renewal provision in the employment agreement, and to increase Mr. Glashow’s annual base salary to $200,000. The amendment also provides that in addition to his base salary, Mr. Glashow is entitled to receive, on an annual basis, a performance-based bonus equal to two percent (2%) of the Company’s annual EBITDA up to a maximum annual cash compensation of $1 million including base salary, and annual stock options, exercisable at the fair market value of the Company’s common stock on the effective date of grant, in an amount equal to 2% of the Company’s EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million. Additionally, the amendment provides for certain change of control provisions, including a payment of up to three years base salary and bonuses up to a maximum of $1,000,000, if Mr. Glashow resigns or is terminated in connection with a change in control of the Company.

On May 2, 2019, the Company and Gregg Carlson entered into a one-year employment agreement. Pursuant to the employment agreement, Mr. Carlson commenced serving as the Company’s Chief financial Officer on May 1, 2019 and will continue his employment with us pursuant to the terms of his one-year employment agreement with Alternative Solutions effective April 8, 2019. Mr. Carlson receives an annual salary of $110,000, and received a one-time signing bonus of 50,000 shares of restricted common stock of the Company, which shall become fully vested one year from the effective date of his employment agreement assuming Mr. Carlson remains employed by the Company on such date.

At May 31, 2020 and 2019, the Company had accrued salary due to Michael Abrams, a former officer of the Company, prior to his September 1, 2015 termination, in the amount of $16,250.